Subsequent Events (Details)	1 Months Ended		12 Months Ended
	Dec. 29, 2021 CNY (¥)	Dec. 29, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 29, 2021 USD ($)	May 07, 2020
Subsequent Events (Details) [Line Items]
Aggregate consideration amount			¥ 280,000,000	$ 43,800,000
Aggregate consideration cash amount	¥ 100,000		¥ 100,000,000				$ 15,692
Description of framework agreement			the outstanding loans of Yieryi in an aggregate amount of RMB77.4 million (approximately US$12.1 million) and (ii) a third-party loan incurred by Weiliantong in an amount of RMB8.8 million (approximately US$1.4 million). The shares consideration consists of RMB20.8 million (approximately US$3.3 million) in the Company’s Class A ordinary shares to be issued to Weilaijin, a shareholder of Yieryi, and RMB159.2 million (approximately US$24.9 million) in the Company’s Class A ordinary shares to be issued to Wolter Global	the outstanding loans of Yieryi in an aggregate amount of RMB77.4 million (approximately US$12.1 million) and (ii) a third-party loan incurred by Weiliantong in an amount of RMB8.8 million (approximately US$1.4 million). The shares consideration consists of RMB20.8 million (approximately US$3.3 million) in the Company’s Class A ordinary shares to be issued to Weilaijin, a shareholder of Yieryi, and RMB159.2 million (approximately US$24.9 million) in the Company’s Class A ordinary shares to be issued to Wolter Global
Shareholders transaction pay amount | ¥					¥ 175,000,000
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Aggregate consideration amount			¥ 180,000,000	$ 28,200,000
Aggregate consideration cash amount | $						$ 15,600,000
Yieryi [Member]
Subsequent Events (Details) [Line Items]
Aggregate consideration cash amount			¥ 13,800,000			$ 2,200,000
Shareholders transaction pay amount	¥ 30,000,000	$ 4,700,000
Equity interest rate	12.00%						12.00%
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Percentage of acquire	100.00%		100.00%			100.00%	100.00%	100.00%